Leases - Components of Lease Expense (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 142	$ 1,923	$ 2,141
Short-term lease expense	12	130	122
Variable lease expense	0	310	311
Total lease expense	$ 154	$ 2,363	$ 2,574